TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other current payables [abstract]
Disclosure of detailed information about trade and other payables [text block]
	As at December 31	As at December 31
(in millions of U.S. dollars)	2018	2017
TRADE AND OTHER PAYABLES
Trade payables	47.1	60.9
Interest payable	6.9	6.9
Accruals	47.3	79.2
Current portion of reclamation and closure cost obligations (Note 17)	6.5	2.6
Current portion of gold stream obligation (Note 12)	18.3	24.5
Derivative liabilities (Note 13)	4.8	4.1
Total trade and other payables	130.9	178.2